OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE
Schedule of equity investments designated at fair value through other comprehensive income/available-for-sale financial investments

	December 31,	December 31,
	2022	2021

Listed equity investments, at fair value
Dongxing securities Co., Ltd.(東興證券股份有限公司)	5,039	7,674
China Aluminum International Engineering Corporation Limited(中鋁國際工程股份有限公司)	29,558	37,459
Zhuhai Kingma Holding Co., Ltd.(珠海金馬控股股份有限公司)	154	—
	34,751	45,133

Unlisted equity investments, at fair value
Sanmenxia Dachang Mining Co., Ltd.(三門峽達昌礦業有限公司)	19,336	20,921
Inner Mongolia Ganqimaodu Port Development Co., Ltd.(內蒙古甘其毛都港務發展股份有限公司)	12,078	16,669
Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd. (銀川經濟技術開發區投資控股有限公司)	20,149	20,577
Chinalco High End Manufacturing Co., Ltd.(中國鋁業集團高端製造股份有限公司) (i)	1,727,129	-
Xingxian Shengxing Highway Investment Management Co., Ltd. (興縣盛興公路投資管理有限公司)	113,850	135,079
Fangchenggang Chisha Pier Co., Ltd.(防城港赤沙碼頭有限公司)	42,700	21,700
Jinlong Copper Co., Ltd.(金隆銅業有限公司)	170,265	170,265
Others	20,827	27,342
	2,126,334	412,553
	2,161,085	457,686

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

Note:

(i)

On December 27, 2022, the Group completed its investment in 9.16% equity interest in Chinalco High-end Manufacturing at a consideration comprising certain assets and liabilities related to slab ingot production lines, 100% equity interests in Yunnan Haoxin Aluminum Foil Co., Ltd. (“Yunnan Haoxin”), a subsidiary of the Group, and cash and cash equivalents of RMB220 million (collectively the “Consideration Assets”).  Upon completion, gains on disposals of production lines and a subsidiary totalling RMB65 million, representing the valuation of the 9.16% equity interest in Chinalco High-end Manufacturing in excess of the valuation of Consideration Assets, was recognized.